Document and Entity Information	Feb. 14, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001714899
Document Type	8-K
Document Period End Date	Feb. 14, 2022
Entity Registrant Name	Denali Therapeutics Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38311
Entity Tax Identification Number	46-3872213
Entity Address, Address Line One	161 Oyster Point Blvd.
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	866-8548
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	DNLI
Security Exchange Name	NASDAQ